UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Partners, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022

13F File Number: 028-11039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Malat
Title:    Chief Financial Officer
Phone:    (646) 289-7711

Signature, Place and Date of Signing:


/s/ David J. Malat               New York, NY                August 15, 2005
------------------               ------------                ---------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     028-11038                          Rhombus Capital Management, L.P.
     -----------------------            --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

                                               FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------
          COLUMN 1             COL 2   COLUMN 3    COLUMN 4        COLUMN 5        COL 6    COL 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------
                               TITLE                                                                  VOTING AUTHORITY
                               OF                   VALUE     SHRS OR  SH/ PUT/   INVSTMT   OTHER   -------------------
       NAME OF ISSUER          CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN    MNGRS   SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------
None                           None    None        0          0            None   None       0      0

23140.0001 #593440